Minimum capital requirements	12 Months Ended
Dec. 31, 2022
Minimum capital requirements
Minimum capital requirements

30. Minimum capital requirements

Banco Santander México’s risk-weighted assets and capitalization ratios are calculated in accordance with Mexican Banking GAAP. The management of capital is performed at regulatory and economic levels.

The Bank is subject to capital adequacy requirements adopted by the CNBV which provide for a minimum ratio for operations of risk-weighted assets for credit, market and operational risk of 8%, along with: a 2.5% capital conservation buffer, a 1.20% domestic-systemically important bank supplement (in the Grade III category), and a counter-cyclical capital buffer (currently at 0.0%), that combined add up to an 11.70% capital requirement. As of December 31, 2022, the Bank maintains capital indices above regulatory levels.

Such minimum capital is determined based on the sum of the capital requirements stipulated for each aforementioned type of risk.

Net Capital

Net capital is divided into two parts: Basic Capital and Complementary Capital. Additionally, Basic Capital is divided into two portions: Fundamental Basic Capital and Non-Fundamental Basic Capital. Basic Capital (Tier I Capital) is the sum of Fundamental Basic Capital and Non-Fundamental Basic Capital.

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Fundamental Basic Capital is composed mainly of shareholders’ equity plus other equity instruments, less, among other deductions: stock investments on financial institutions, organizational expenses, other intangibles assets, excess of deferred tax assets derived from tax losses of Tier I Capital and excess of deferred income taxes from temporary differences that exceed the 10% of Tier I Capital.

-	Non-Fundamental Basic Capital is composed mainly of a bank’s equity instruments, which are not included as Fundamental Basic Capital according to the current legislation.
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Complementary Capital (Tier II Capital) is composed mainly of a bank’s equity instruments, which are not included as Basic Capital according to the current legislation, and the positive difference resulting from subtracting to the total permitted reserves, the total expected losses, up to an amount that does not exceed 0.6% of the assets subject to credit risk.

Assets Subject to Credit Risk

Deposits, securities, loans and advances, reverse repurchase agreements, swaps, forward contracts, securities loans, options, certain financial derivative instruments and all other bank transactions exposed to credit risk in accordance with established regulations are classified in their respective risk groups and the weight factors stipulated for each group are applied, ranging from zero up to 150%, depending on the counterparty and scores determined by the ratings agencies accredited by the CNBV or by Banco Santander México in the event it is an authorized institution for the use of internal models. Counterparty risk is calculated by incorporating an add-on and calculating a CVA for OTC financial derivatives transactions.

Since September 2021, the CNBV has published new credit risk weights applicable to new loans originated since September 1 that belong to retail (mortgages and consumer) and SMEs portfolios.

Assets Subject to Market Risk

In interest bearing transactions, the capital requirement is calculated by determining the residual term of the financial asset or financial liability and by applying the corresponding Market Risk Charge Coefficient based on the residual term and currency of the financial asset or financial liability.

For those transactions, whose return is based on changes in the price of a share, basket of shares or market index, a 22.23% of General Market Risk Charge Coefficient is applied to the net position, to which additional specific market risk requirements are added for long net positions and short net positions by 8%.

For foreign currency positions, a 12% Market Risk Charge Coefficient is applied on the higher of the sum of the long net position or short net position.

For transactions linked to Mexican inflation and denominated in UDI, a capital requirement is calculated by applying a Market Risk Charge Coefficient of 1.25% over the increase of the INPC (calculated as the average of the previous twelve months) to the absolute value of the total net position.

For options and warrants, a Vega (variations on volatility) and Gamma (variations on the subjacent) capital requirement is calculated by applying the rules defined on Article 2 bis 109 of the General Provisions Applicable to Credit Institutions (Disposiciones de Carácter General Aplicables a las Instituciones de Crédito) issued by the CNBV.

For transactions linked to the annual minimum salary growth, a capital requirement is calculated by applying a Market Risk Charge Coefficient of 1.25% over the increase of the annual minimum salary growth (calculated as the average of the current month and the previous eleven months) to the absolute value of the total net position.

The equivalent assets for market risk are determined by multiplying by 12.5, the sum of the capital requirements of all the transactions described above.

Assets Subject to Risk

Since November 2016, Banco Santander México uses the Alternative Standardized Approach under Basel II standards to calculate the assets subject to operational risk. This method consists first of dividing the business into eight lines. For six of them, the capital requirement is calculated multiplying a “Beta” factor for the average net revenues for the thirty-six months prior to the month being calculated and for the two remaining (Retail and Commercial), the capital requirement is calculated by determining the average net balance for the thirty-six months prior to the month being calculated multiplied for a “Beta” factor and for 3.5. The equivalent assets for operational risk are determined by multiplying the capital requirement by 12.5.

Business Indicator Method

On November 19, 2020, the CNBV published the methodology of the Business Indicator Method (Método del Indicador de Negocio) for calculating capital requirements for operational risk considering that it is necessary for banks to have a more precise and sensitive method to the risk to which they are exposed in their operation for the purpose of determining their minimum net capital requirements for operational risk, eliminating the other methods currently in force, and at the same time, to maintain the capital framework of the Mexican financial system aligned with the international prudential standards issued by the Basel Committee on Banking Supervision. The Business Indicator Method will enter into force on January 1, 2023.

The minimum capital requirements calculated in accordance with Mexican Banking GAAP for Banco Santander México is as follows:

	12/31/2021	12/31/2022

Computable capital:	168,616	143,832
Core capital	165,626	165,974
Supplementary capital	27,928	26,827
Deductible items	(49,547)	(62,625)
Subordinated Additional Tier I Capital Notes (see Note 22.c)	24,609	13,656

Capital requirements:	62,564	59,366
Market risk	15,354	14,945
Credit risk	41,416	38,123
Operational risk	5,794	6,298

Excess of capital requirements	106,052	84,466
Risk-weighted assets	782,050	742,079

As of December 31, 2021 and 2022, in accordance with the capitalization requirements applicable to full service banks, Banco Santander México has the following capitalization ratios, which exceed the minimum legal capital required by the CNBV.

The capital ratios included in this table are in accordance to the data published by the CNBV.

	12/31/2021	12/31/2022

Net Capital / Required Capital	2.70	2.42
Minimum capital requirements	Not applicable	Not applicable

Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	14.84%	13.93%
Minimum capital requirements	8.20%	8.20%

Basic Capital / Assets subject to Credit, Market and Operating Risk	17.99%	15.77%
Minimum capital requirements	9.70%	9.70%

Net Capital / Assets subject to Credit Risk	32.57%	30.18%
Minimum capital requirements	Not applicable	Not applicable

Net Capital / Assets subject to Credit, Market and Operating Risk	21.56%	19.38%

Minimum capital requirements	11.70%	11.70%

On June 18, 2021, the CNBV published the TLAC rule for Mexico.

The TLAC standard issued by the Financial Stability Board requires global systemically important banks (G-SIB) to have financial instruments available during resolution to absorb losses and enable them to be recapitalized to continue performing their critical functions while the resolution process is ongoing. The objective is to have an orderly resolution by making debt/equity holders absorb losses (enabling a ‘bail-in’), instead of using public funds (conducting a ‘bailout’).

The local implementation considers a capital add-on over the total capital ratio of the maximum of 6.5% of RWAs and 3.75% of the leverage ratio denominator. The TLAC requirement can only be met with capital instruments. This requirement will have a phase-in period, which starts on December 2022 with a 25% of the add-on and will increase 25% each year to reach a 100% of the add-on on December 2025.

As of December 31, 2022, the Bank has constituted 25% of the complement required by the TLAC standard issued by the CNBV.